Income Taxes- Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indefinite Carryforward [Member] | Federal [Member]
Operating loss carryforwards, description	carryforward indefinitely and are available to offset up to 80% of future taxable income each year.
Rocket Lab USA, Inc.
Valuation allowance against net deferred tax assets	$ 39,084	$ 27,794
Unrecognized tax benefits	800	800	$ 800
Unrecognized tax benefits affecting effective tax rate	632	632
Accrued Interest and penalties	0	0
Rocket Lab USA, Inc. | Federal [Member]
Operating loss carryforwards	$ 57,100	57,100
Operating loss carryforwards expiration date	Dec. 31, 2034
Rocket Lab USA, Inc. | State and Local Jurisdiction [Member]
Operating loss carryforwards	$ 10,800	10,400
Operating loss carryforwards expiration date	Dec. 31, 2035
Rocket Lab USA, Inc. | Definite and Indefinite NOL [Member] | Federal [Member]
Operating loss carryforwards	$ 143,700	112,200
Rocket Lab USA, Inc. | Indefinite Carryforward [Member] | Federal [Member]
Operating loss carryforwards	$ 86,600	$ 55,100